Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 2,756,894	$ 874,238
Other receivables and prepayments	248,846	85,316
Total current assets	3,005,740	959,554
Long-term investments	15,098,846	15,098,846
Long-term deposits		71,823
Total Assets	18,104,586	16,130,223
Current liabilities:
Accounts payable and accrued expenses	850,750	918,611
Operating lease liabilities, current	76,992	102,225
Total current liabilities	1,007,442	4,338,980
Operating lease liabilities, non-current		14,182
Total Liabilities	4,335,942	4,353,162
Commitments and contingencies
EQUITY
Additional paid-in capital	96,174,010	93,474,825
Accumulated other comprehensive loss (income)	(169,160)	89,162
Accumulated deficit	(72,871,308)	(72,429,528)
Total equity attributable to the shareholders of Aptorum Group Limited	23,133,612	21,134,514
Non-controlling interests	(9,364,968)	(9,357,453)
Total equity	13,768,644	11,777,061
Total Liabilities and Equity	18,104,586	16,130,223
Class A Ordinary Shares
EQUITY
Ordinary shares, value	52	37
Class B Ordinary Shares
EQUITY
Ordinary shares, value	18	18
Related Party
Current liabilities:
Amounts due to related parties	79,700	79,644
Convertible notes to a related party		$ 3,238,500
Convertible notes to a related party, non-current	$ 3,328,500